Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 602,220	$ 634,704	$ 2,590,294	$ 2,593,637	$ 3,247,553	$ 3,304,066
Total operating expenses	(632,220)	(664,704)	(2,680,294)	(2,683,637)	(3,367,553)	(3,404,066)
Other income:
Change in fair value of derivative warrant liabilities	1,403,675	3,290,670	(912,643)	14,139,590	13,625,420	31,535,830
Offering costs – derivative warrant liabilities						(1,766,912)
Income from cash and investments held in Trust Account	2,893,416	2,600,114	9,181,474	3,463,746	8,428,328	31,742
Net income	$ 3,664,871	$ 5,226,080	$ 5,588,537	$ 14,919,699	$ 18,686,195	$ 26,396,594
Class A ordinary shares
Other income:
Weighted average shares outstanding, basic (in Shares)	25,335,163	57,500,000	31,343,979	57,500,000	57,500,000	48,835,616
Basic net income per share (in Dollars per share)	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42
Weighted average shares outstanding, diluted (in Shares)	25,335,163	57,500,000	31,343,979	57,500,000	57,500,000	48,835,616
Diluted net income per share (in Dollars per share)	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42
Class B ordinary shares
Other income:
Weighted average shares outstanding, basic (in Shares)	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,092,466
Basic net income per share (in Dollars per share)	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42
Weighted average shares outstanding, diluted (in Shares)	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	14,375,000
Diluted net income per share (in Dollars per share)	$ 0.09	$ 0.07	$ 0.12	$ 0.21	$ 0.26	$ 0.42
Related Party
General and administrative expenses – related party	$ 30,000	$ 30,000	$ 90,000	$ 90,000	$ 120,000	$ 100,000